Share Option and Warrant Reserves (Details 4)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Share Option and Warrant Reserves
Outstanding warrants Beginning of the year	8,211,453	8,211,453	1,626,740
Warrants issued			7,461,450
Warrants exercised			101,042
Warrants expired	(412,190)	(412,190)	(775,695)
Outstanding warrants end of the year	7,799,263	7,799,263	8,211,453
Outstanding warrants, exercise price Brginning of the year | $ / shares	$ 1.27		$ 1.66
Warrants issued, exercise price | $ / shares			1.20
Warrants exercised, exercise price | $ / shares			1.46
Warrants expired, exercise price | (per share)		$ 1.11	1.42
Outstanding warrants, exercise price end of the year | (per share)	$ 1.28	$ 1.28	$ 1.27